Auditor's Remuneration - Summary of Auditor's Remuneration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors Remuneration [Abstract]
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	$ 31	$ 27	$ 32
Other audit fees, principally in respect of audits of accounts of subsidiaries	16	21	17
Total audit fees	47	48	49
Audit-related fees	5	4	2
Fees in respect of other non-audit services	1	1	1
Total	$ 53	$ 53	$ 52